Unaudited interim condensed consolidated statements of changes in equity - EUR (€) € in Thousands	Total Owners' Capital Previously Reported	Total Owners' Capital Change	Total Owners' Capital	Issued capital Previously Reported	Issued capital	Capital reserve Previously Reported	Capital reserve	Currency translation reserve Previously Reported	Currency translation reserve	Retained earnings Previously Reported	Retained earnings Change	Retained earnings	Non-controlling interests. Previously Reported	Non-controlling interests.	Previously Reported	Change	Total
Balance at beginning of the period at Dec. 31, 2020			€ 65,682		€ 2,654		€ 125,916		€ (48)			€ (62,840)		€ 95			€ 65,777
Loss for the period			(4,924)									(4,924)		35			(4,889)
Other comprehensive loss			121						121								121
Total comprehensive loss			(4,803)						121			(4,924)		35			(4,768)
Share-based payments			2,042				2,042										2,042
Exercise of options					37		(37)
Balance at end of the period at Mar. 31, 2021			62,921		2,691		127,921		73			(67,764)		130			63,051
Balance at beginning of the period at Dec. 31, 2020			65,682		2,654		125,916		(48)			(62,840)		95			65,777
Loss for the period															€ (46,852)	€ 1,590	(45,262)
Total comprehensive loss															(46,309)	1,590	(44,719)
Balance at end of the period at Dec. 31, 2021	€ 27,310	€ 1,590	28,900	€ 2,708	2,708	€ 133,897	133,897	€ 495	495	€ (109,790)	€ 1,590	(108,200)	€ 193	193	€ 27,503	€ 1,590	29,093
Loss for the period			(6,509)									(6,509)		27			(6,482)
Other comprehensive loss			94						94								94
Total comprehensive loss			(6,415)		0		0		94			(6,509)		27			(6,388)
Share-based payments			(1,957)				(1,957)										(1,957)
Issuance of shares			12,058		537		11,521										12,058
Exercise of options					5		(5)
Balance at end of the period at Mar. 31, 2022			€ 32,586		€ 3,250		€ 143,456		€ 589			€ (114,709)		€ 220			€ 32,806